UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       February 2, 2004
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]


Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Universal Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      15
                                                  -----------------------

Form 13F Information Table Value Total:              $905,576 (x 1,000)
                                                  -----------------------


List of Other Included Managers:

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE Inc.       Common     05534B109    144,455   6,006,200     SH           SOLE                  6,006,200     0       0
               Stock


Brascan        Cl. A      10549P606     31,019     864,387     SH           SOLE                    864,387     0       0
Corp.          Ltd. Vtg.
               Shares


Canadian       Common     136385101     51,359    1,205,000    SH           SOLE                  1,205,000     0       0
Natural        Stock
Resources
Ltd.


Fairfax        Sub.       303901102    197,988    1,177,073    SH           SOLE                  1,177,073     0       0
Financial      Vtg.
Holdings Ltd.  Shares


Focus          Common     344159108      1,081    1,000,000    SH           SOLE                  1,000,000     0       0
Enhancements   Stock
Inc.


Geac Computer  Common     368289104     17,784    2,430,000    SH           SOLE                  2,430,000     0       0
Ltd.           Stock


Grill          Common     398502203        719      318,633    SH           SOLE                    318,633     0       0
Concepts       Stock
Inc.


Liberty        Common     530718105     90,550    8,239,451    SH           SOLE                  8,239,451     0       0
Media Corp.    Stock -
New            Series A


Liberty        Common     530719103     85,792    1,854,517    SH           SOLE                  1,854,517     0       0
Media          Stock -
International  Series A
Inc.


Loews Corp.    Common     540424108     40,250     572,000     SH           SOLE                    572,000     0       0
               Stock


MCI Inc.       Common     552691107    111,269    5,514,514    SH           SOLE                  5,514,514     0       0
               Stock


MI             Sub.
Developments   Vtg.
Inc.-Class A   Shares     55304X104     64,028    2,120,200    SH           SOLE                  2,120,200     0       0


Natuzzi        ADR        63905A101      4,739      436,400    SH           SOLE                    436,400     0       0
S.p.A.


Saks Inc.      Common     79377W108     22,072    1,519,800    SH           SOLE                  1,519,800     0       0
               Stock


Sun Life       Common     866796105     42,473    1,272,000    SH           SOLE                  1,272,000     0       0
Financial,     Stock
Inc.

